CONVERTIBLE DEBT (Narrative) (Details) - Four arms length US accredited investors [Member] - CAD ($)		1 Months Ended
	Oct. 05, 2018	Feb. 14, 2019	Jan. 16, 2019	Oct. 31, 2018
Statements Line Items
Borrowings, interest rate basis				Canadian prime rate plus 1%
Borrowings, convertible, amount of shares				12,999,998
Borrowings, convertible, conversion rate				$ 0.06
Risk-adjusted rate				13.00%
Fair value of liability component				$ 407,000
Financing costs allocated to liability and equity components				34,000
Financing costs allocated to equity component				8,000
Financing costs allocated to liability component				$ 26,000
Events after reporting period [Member]
Statements Line Items
Conversion of convertible debt, amount converted		$ 780,000
Conversion of convertible debt, shares issued		12,999,998
Tranche One [Member]
Statements Line Items
Proceeds from closing of convertible debt	$ 520,000
Tranche Two [Member] | Events after reporting period [Member]
Statements Line Items
Proceeds from closing of convertible debt			$ 260,000